SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Feb. 13, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants			240,000
Exercise price			$ 0.0001
Series A (2013) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				183
Exercise price		$ 2,754.00
Class of warrant or righst month year from which warrants or rights exercisable		April 9, 2023
Warrant to Underwriters December 2019 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				45,643
Exercise price		$ 13.13
Class of warrant or righst month year from which warrants or rights exercisable		June 25, 2023
Warrant to Underwriters December 2019 Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				47,619
Exercise price		$ 13.13
Class of warrant or righst month year from which warrants or rights exercisable		June 27, 2023
Warrant to Underwriters December 2019 Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				45,045
Exercise price		$ 13.88
Class of warrant or righst month year from which warrants or rights exercisable		June 30, 2023
Series A October 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		1,022,495		1,022,495
Exercise price		$ 2.20
Class of warrant or righst month year from which warrants or rights exercisable		October 25, 2027
Series B October 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				1,022,495
Exercise price		$ 2.20
Class of warrant or righst month year from which warrants or rights exercisable		October 25, 2027
Prefunded Warrants October 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				240,000
Exercise price	[1]
Class of warrant or righst month year from which warrants or rights exercisable		No limit
Warrant to Underwriters October 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		51,125		51,125
Exercise price		$ 6.11
Class of warrant or righst month year from which warrants or rights exercisable		October 21, 2027
Warrant to Underwriters May 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		32,778
Exercise price		$ 2.75
Class of warrant or righst month year from which warrants or rights exercisable		November 23, 2026
Warrant to Underwriters May 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		60,476
Exercise price		$ 2.75
Class of warrant or righst month year from which warrants or rights exercisable		November 24, 2026
Warrant to Underwriters June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		35,088
Exercise price		$ 2.67
Class of warrant or righst month year from which warrants or rights exercisable		June 2, 2028
Warrant Series C June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		350,878
Exercise price		$ 2.08
Class of warrant or righst month year from which warrants or rights exercisable		December 6, 2028
Warrant Series D June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		31,231
Exercise price		$ 4.06
Class of warrant or righst month year from which warrants or rights exercisable		June 28, 2028
Warrant Series D June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		312,309
Exercise price		$ 3.19
Class of warrant or righst month year from which warrants or rights exercisable		December 28, 2028

[1]	Less than $0.01.